Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment (Details) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Property, Plant and Equipment, Net [Abstract]
Construction-in-process of production infrastructure	$ 736